OPERATIONAL CONTEXT - Eletronuclear (Details) - BRL (R$) R$ in Thousands	Sep. 19, 2021	Sep. 20, 2021
Eletronuclear
OPERATIONAL CONTEXT
Completion of advanced for capital increase	R$ 3,665,521
Capitalization of dividends receivable	2,512,286
Contribution of cash and cash equivalents	54,523
Equity security investments	R$ 6,232,330
Eletronuclear
OPERATIONAL CONTEXT
Number of shares outstanding	48,202,866	442,824,423
Percentage	100.00%	100.00%
Eletronuclear | Common shares
OPERATIONAL CONTEXT
Number of shares outstanding	37,658,167	221,412,211
Percentage	100.00%	100.00%
Eletronuclear | Preferred shares
OPERATIONAL CONTEXT
Number of shares outstanding	10,544,699	221,412,212
Percentage	100.00%	100.00%
Eletronuclear | Eletrobras
OPERATIONAL CONTEXT
Number of shares outstanding	48,179,760	300,885,093
Percentage	99.95%	67.95%
Eletronuclear | Eletrobras | Common shares
OPERATIONAL CONTEXT
Number of shares outstanding	37,651,030	79,488,850
Percentage	99.98%	35.90%
Eletronuclear | Eletrobras | Preferred shares
OPERATIONAL CONTEXT
Number of shares outstanding	10,528,730	221,396,243
Percentage	99.85%	99.99%
Eletronuclear | ENBpar
OPERATIONAL CONTEXT
Number of shares outstanding		141,916,224
Percentage		32.04%
Eletronuclear | ENBpar | Common shares
OPERATIONAL CONTEXT
Number of shares outstanding		141,916,224
Percentage		64.10%
Eletronuclear | ENBpar | Preferred shares
OPERATIONAL CONTEXT
Percentage		0.00%
Eletronuclear | Others
OPERATIONAL CONTEXT
Number of shares outstanding	23,106	23,106
Percentage	0.05%	0.01%
Eletronuclear | Others | Common shares
OPERATIONAL CONTEXT
Number of shares outstanding	7,137	7,137
Percentage	0.02%	0.00%
Eletronuclear | Others | Preferred shares
OPERATIONAL CONTEXT
Number of shares outstanding	15,969	15,969
Percentage	0.15%	0.01%
ENBpar | Eletronuclear
OPERATIONAL CONTEXT
Equity security investments	R$ 3,500,000